Accrued expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued offering expenses		$ 96,000
Rubicon [Member]
Accrued offering expenses	68,003,000	65,538,000
Rubicon Technologies L L C [Member] | Rubicon [Member]
Accrued hauler expenses	51,786,000	49,607,000	$ 37,429,000
Accrued compensation	10,773,000	9,656,000	8,783,000
Accrued income taxes		3,000	61,000
Other accrued expenses	5,444,000	6,272,000	2,717,000
Accrued offering expenses	$ 68,003,000	$ 65,538,000	$ 48,990,000